Reinsurance (Tables)	12 Months Ended
Dec. 31, 2012
Net Domestic Life Insurance In-Force

The following table sets forth net domestic life insurance in-force as of December 31:

(Amounts in millions)	2012	2011	2010
Direct life insurance in-force	$730,016	$719,094	$693,459
Amounts assumed from other companies	1,148	1,239	1,323
Amounts ceded to other companies (1)	(331,909)	(240,019)	(224,013)

Net life insurance in-force	$399,255	$480,314	$470,769

Percentage of amount assumed to net	—%	—%	—%

(1)	Includes amounts accounted for under the deposit method.

Schedule of Effects of Reinsurance on Premiums Written and Earned

The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

	Written			Earned
(Amounts in millions)	2012	2011	2010	2012	2011	2010
Direct:
Life insurance	$1,284	$1,351	$1,471	$1,304	$1,370	$1,501
Accident and health insurance	2,853	2,893	2,819	2,840	2,912	2,928
Property and casualty insurance	95	121	129	84	111	121
Mortgage insurance	1,720	1,599	1,507	1,645	1,704	1,678

Total direct	5,952	5,964	5,926	5,873	6,097	6,228

Assumed:
Life insurance	9	12	10	7	11	15
Accident and health insurance	419	426	422	440	492	450
Property and casualty insurance	—	—	—	—	—	—
Mortgage insurance	27	23	44	42	44	49

Total assumed	455	461	476	489	547	514

Ceded:
Life insurance	(528)	(254)	(281)	(527)	(254)	(280)
Accident and health insurance	(690)	(549)	(470)	(672)	(564)	(468)
Property and casualty insurance	—	—	—	—	—	—
Mortgage insurance	(132)	(143)	(160)	(122)	(138)	(161)

Total ceded	(1,350)	(946)	(911)	(1,321)	(956)	(909)

Net premiums	$5,057	$5,479	$5,491	$5,041	$5,688	$5,833

Percentage of amount assumed to net				10%	10%	9%